DEBT	12 Months Ended
Dec. 31, 2013
DEBT

11. DEBT

The carrying value of long-term debt outstanding was as follows at December 31, 2013 and 2012:

	2013	2012
	(in millions)
Long-term debt:
Senior notes:
$500 million, 6.45% due June 1, 2016	$517	$523
$500 million, 7.20% due June 15, 2018	505	506
$300 million, 6.30% due August 1, 2018	314	317
$600 million, 3.15% due December 1, 2022	598	598
$250 million, 8.15% due June 15, 2038	266	267
$400 million, 4.625% due December 1, 2042	400	400

Total long-term debt	$2,600	$2,611

Senior Notes

In December 2012, we issued $600 million of 3.15% senior notes due December 1, 2022 and $400 million of 4.625% senior notes due December 1, 2042. Our net proceeds, reduced for the discount and cost of the offering, were $990 million. We used the proceeds from the offering primarily to finance the acquisition of Metropolitan, including the retirement of Metropolitan’s indebtedness, and to pay related fees and expenses.

Our senior notes, which are unsecured, may be redeemed at our option at any time at 100% of the principal amount plus accrued interest and a specified make-whole amount. The 7.20% and 8.15% senior notes are subject to an interest rate adjustment if the debt ratings assigned to the notes are downgraded (or subsequently upgraded). In addition, our 7.20%, 8.15%, 3.15%, and 4.625% senior notes contain a change of control provision that may require us to purchase the notes under certain circumstances.

Prior to 2009, we were parties to interest-rate swap agreements that exchanged the fixed interest rate under our senior notes for a variable interest rate based on LIBOR. As a result, the carrying value of the senior notes was adjusted to reflect changes in value caused by an increase or decrease in interest rates. During 2008, we terminated all of our swap agreements. The cumulative adjustment to the carrying value of our senior notes was $103 million as of the termination date which is being amortized as a reduction to interest expense over the remaining term of the senior notes. The unamortized carrying value adjustment was $54 million as of December 31, 2013 and $64 million as of December 31, 2012.

Credit Agreement

In July 2013, we amended and restated our 5-year $1.0 billion unsecured revolving credit agreement to, among other things, extend its maturity to July 2018 from November 2016. Under the amended and restated credit agreement, at our option, we can borrow on either a competitive advance basis or a revolving credit basis. The revolving credit portion bears interest at either LIBOR plus a spread or the base rate plus a spread. The LIBOR spread, currently 110 basis points, varies depending on our credit ratings ranging from 90.0 to 150.0 basis points. We also pay an annual facility fee regardless of utilization. This facility fee, currently 15.0 basis points, may fluctuate between 10.0 and 25.0 basis points, depending upon our credit ratings. The competitive advance portion of any borrowings will bear interest at market rates prevailing at the time of borrowing on either a fixed rate or a floating rate based on LIBOR, at our option.

The terms of the credit agreement include standard provisions related to conditions of borrowing, including a customary material adverse effect clause which could limit our ability to borrow additional funds. In addition, the credit agreement contains customary restrictive and financial covenants as well as customary events of default, including financial covenants regarding the maintenance of a minimum level of net worth of $7.3 billion at December 31, 2013 and a maximum leverage ratio of 3.0:1. We are in compliance with the financial covenants, with actual net worth of $9.3 billion and actual leverage ratio of 1.0:1, as measured in accordance with the credit agreement as of December 31, 2013. In addition, the credit agreement includes an uncommitted $250 million incremental loan facility.

At December 31, 2013, we had no borrowings outstanding under the credit agreement. We have outstanding letters of credit of $5 million issued under the credit agreement at December 31, 2013. No amounts have been drawn on these letters of credit. Accordingly, as of December 31, 2013, we had $995 million of remaining borrowing capacity under the credit agreement, none of which would be restricted by our financial covenant compliance requirement. We have other customary, arms-length relationships, including financial advisory and banking, with some parties to the credit agreement.